UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07138

Name of Fund:  BlackRock MuniYield New Jersey Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer (principal executive officer), BlackRock MuniYield New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052

Date of fiscal year end: 10/31/2007

Date of reporting period: 05/01/2007 - 07/31/2007

Item 1 - Schedule of Investments


BlackRock MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited)                                                            (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
New Jersey - 146.6%    $  1,000    Delaware River and Bay Authority of New Jersey and Delaware Revenue Bonds,
                                   5% due 1/01/2033 (e)                                                               $     1,029

                          1,875    Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                   Bridge Revenue Refunding Bonds, 5% due 7/01/2023                                         1,929

                          1,000    Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                   Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                         1,025

                          6,925    Garden State Preservation Trust of New Jersey, Capital Appreciation
                                   Revenue Bonds, Series B, 5.12% due 11/01/2023 (d)(k)                                     3,307

                          2,605    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                   Preservation Revenue Bonds, Series A, 5.80% due 11/01/2022 (d)                           2,916

                          3,300    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                   Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (d)                           3,901

                          2,000    Gloucester County, New Jersey, Improvement Authority, Solid Waste Resource
                                   Recovery, Revenue Refunding Bonds (Waste Management Inc. Project), Series A,
                                   6.85% due 12/01/2029                                                                     2,105

                          1,000    Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50% due 8/01/2033 (a)                1,002

                          1,000    Hudson County, New Jersey, COP, Refunding, 6.25% due 12/01/2016 (e)                      1,165

                          1,000    Hudson County, New Jersey, Improvement Authority, Capital Appreciation Revenue
                                   Bonds, Series A-1, 4.46% due 12/15/2032 (e)(k)                                             296

                          7,500    Hudson County, New Jersey, Improvement Authority, Facility Lease Revenue Refunding
                                   Bonds (Hudson County Lease Project), 5.375% due 10/01/2024 (c)                           7,688

                          5,200    Jackson Township, New Jersey, School District, GO, 5% due 4/15/2012 (c)(g)               5,459

                          3,750    Jersey City, New Jersey, Sewer Authority, Sewer Revenue Refunding Bonds, 6.25% due
                                   1/01/2014 (a)                                                                            4,117

                          3,000    Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (e)                       3,085

                            495    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5.20% due 12/01/2010 (a)(g)                                               517

                          1,540    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5.25% due 12/01/2010 (a)(g)                                             1,610

                            240    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5.20% due 12/01/2014 (a)                                                  250

                            765    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5.25% due 12/01/2015 (a)                                                  797

                          1,695    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5% due 12/01/2017 (a)                                                   1,768

                          1,520    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5% due 12/01/2018 (a)                                                   1,573

                          1,540    Monmouth County, New Jersey, Improvement Authority, Governmental Loan Revenue
                                   Refunding Bonds, 5% due 12/01/2019 (a)                                                   1,593

                          1,455    Morristown, New Jersey, Parking Authority Revenue Bonds, 4.50% due 8/01/2037 (e)         1,438

                          1,060    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                        1,096



Portfolio Abbreviations


To simplify the listings of BlackRock MuniYield New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT      Alternative Minimum Tax (subject to)
CABS     Capital Appreciation Bonds
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
M/F      Multi-Family
RIB      Residual Interest Bonds
S/F      Single-Family
VRDN     Variable Rate Demand Notes



BlackRock MuniYield New Jersey Insured Fund, Inc.

Schedule of Investments as of July 31, 2007 (Unaudited) (concluded)                                                (in Thousands)

                           Face
                         Amount    Municipal Bonds                                                                       Value
New Jersey             $    785    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                   $       836
(concluded)
                            225    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                           235

                            465    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                           493

                          1,000    New Jersey EDA, First Mortgage Revenue Bonds (Fellowship Village), Series C,
                                   5.50% due 1/01/2028                                                                      1,008

                          1,700    New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village),
                                   Series A, 5.50% due 1/01/2018                                                            1,718

                          3,325    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.95% due
                                   7/01/2021 (e)(k)                                                                         1,790

                          3,900    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                                   7/01/2029 (e)                                                                            4,036

                          8,500    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25% due
                                   7/01/2033 (e)                                                                            8,984

                          1,765    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due
                                   7/01/2034 (e)                                                                            1,825

                          6,500    New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds, Series K,
                                   5.25% due 12/15/2017 (c)                                                                 7,044

                          5,070    New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                   Inc. Project), AMT, Series A, 6.875% due 11/01/2034 (c)                                  5,128

                          1,000    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New
                                   Jersey, Inc.), Series B, 4.50% due 11/01/2025 (a)                                          996

                            700    New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New
                                   Jersey, Inc. Project), VRDN, Series A, 3.59% due 11/01/2026 (a)(h)                         700

                          1,125    New Jersey Health Care Facilities Financing Authority Revenue Bonds (Somerset
                                   Medical Center), 5.50% due 7/01/2033                                                     1,147

                          4,000    New Jersey Health Care Facilities Financing Authority Revenue Bonds (South
                                   Jersey Hospital), 6% due 7/01/2012 (g)                                                   4,356

                            525    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (Atlantic City Medical Center), 5.75% due 7/01/2012 (g)                                    568

                            290    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (Atlantic City Medical Center), 6.25% due 7/01/2012 (g)                                    320

                            325    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (Atlantic City Medical Center), 6.25% due 7/01/2017                                        352

                            790    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (Atlantic City Medical Center), 5.75% due 7/01/2025                                        827

                          2,250    New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                   (Meridian Health System Obligation Group), 5.25% due 7/01/2019 (d)                       2,323

                          1,540    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                   (Convention Center), 5.50% due 3/01/2021 (e)                                             1,730

                          1,000    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                   (Convention Center), 5.50% due 3/01/2022 (e)                                             1,125

                          3,200    New Jersey State Educational Facilities Authority, Higher Education, Capital
                                   Improvement Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(g)                         3,390

                          1,100    New Jersey State Educational Facilities Authority Revenue Bonds (Kean University),
                                   Series D, 5% due 7/01/2032 (c)                                                           1,153

                            680    New Jersey State Educational Facilities Authority Revenue Bonds (Kean University),
                                   Series D, 5% due 7/01/2039 (c)                                                             711

                          1,600    New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State
                                   University), Series A, 5% due 7/01/2021 (a)                                              1,691

                            695    New Jersey State Educational Facilities Authority Revenue Bonds (Richard Stockton
                                   College), Series F, 5% due 7/01/2031 (e)                                                   726

                          1,185    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                   Series C, 5% due 7/01/2014 (e)(g)                                                        1,263

                          1,315    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                   Series C, 5.125% due 7/01/2014 (e)(g)                                                    1,412

                            500    New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                   Series G, 4.50% due 7/01/2031 (e)                                                          496

                          5,000    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (College
                                   of New Jersey), VRDN, Series A, 3.58% due 7/01/2029 (a)(h)                               5,000

                          3,020    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Montclair State University), Series J, 4.25% due 7/01/2030 (e)                          2,877

                          3,185    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Montclair State University), Series L, 5% due 7/01/2014 (e)(g)                          3,395

                          1,250    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Ramapo College), Series I, 4.25% due 7/01/2031 (a)                                      1,197

                          4,890    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Ramapo College), Series I, 4.25% due 7/01/2036 (a)                                      4,659

                            195    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Rowan University), Series C, 5% due 7/01/2011 (c)(g)                                      205

                            800    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Rowan University), Series B, 4.25% due 7/01/2034 (c)                                      758

                            360    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                   University), Series C, 5% due 7/01/2031 (c)                                                371

                          1,500    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (Stevens Institute of Technology), Series A, 5% due 7/01/2034                            1,501

                          1,725    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                   (William Paterson University), Series E, 5% due 7/01/2021 (f)                            1,789

                          3,500    New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2015 (d)                       3,809

                          3,875    New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                   AMT, Series A, 5.30% due 6/01/2017 (a)                                                   3,907

                          4,425    New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                                   Bonds, Series A, 4.70% due 11/01/2025 (d)                                                4,442

                          2,640    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue Bonds,
                                   AMT, Series CC, 5.80% due 10/01/2020 (e)                                                 2,709

                          1,000    New Jersey State Housing and Mortgage Finance Agency, M/F Revenue Bonds, AMT,
                                   Series A, 4.90% due 11/01/2035 (c)                                                         977

                            500    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue Refunding
                                   Bonds, AMT, Series T, 4.70% due 10/01/2037                                                 470

                          4,750    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series C, 4.83% due 12/15/2032 (d)(k)                                     1,426

                          2,760    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(k)                                       715

                          3,240    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Bonds, Series D, 5% due 6/15/2019 (d)                                            3,411

                          4,250    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Refunding Bonds, Series A, 5.25% due 12/15/2020 (d)                              4,689

                          3,600    New Jersey State Transportation Trust Fund Authority, Transportation System
                                   Revenue Refunding Bonds, Series B, 5.50% due 12/15/2021 (e)                              4,072

                          3,005    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15% due
                                   1/01/2035 (a)(k)                                                                         2,141

                          1,835    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C-1,
                                   4.50% due 1/01/2031 (a)                                                                  1,819

                          4,000    Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine Terminal,
                                   Additional Rent-Backed Revenue Refunding Bonds (City of Newark Redevelopment
                                   Projects), 4.375% due 1/01/2037 (e)                                                      3,846

                          1,710    North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds, 5.125%
                                   due 8/01/2020 (e)                                                                        1,869

                          1,250    Perth Amboy, New Jersey, GO (Convertible CABS), Refunding, 4.50% due 7/01/2035 (d)(k)    1,009

                          1,000    Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                                   6.125% due 6/01/2094                                                                     1,164

                          5,000    Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                                   AMT, 146th Series, 4.25% due 12/01/2032 (d)                                              4,542

                          4,100    Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (CABS), Series A,
                                   4.74% due 9/01/2026 (e)(k)                                                               1,682

                          2,350    Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds (CABS), Series A,
                                   4.36% due 9/01/2033 (e)(k)                                                                 675

                          1,250    Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office
                                   Building Project), 5.375% due 8/15/2028 (d)                                              1,364

                            700    Salem County, New Jersey, Improvement Authority Revenue Bonds (Finlaw State Office
                                   Building Project), 5.25% due 8/15/2038 (d)                                                 750

                          2,200    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, 5% due
                                   1/01/2023                                                                                2,258

                          1,715    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                   7% due 6/01/2013 (g)                                                                     1,986

                          1,590    Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                   Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2017 (a)      1,618

                          1,670    Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding
                                   Bonds (Ogden Martin System of Union, Inc.), AMT, Series A, 5.375% due 6/01/2018 (a)      1,700

                            570    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                   5.50% due 12/01/2018 (a)                                                                   610

                          1,145    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                   5.50% due 12/01/2019 (a)                                                                 1,225

                          1,130    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                   5.50% due 12/01/2020 (a)                                                                 1,209

                            865    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                   5.50% due 12/01/2021 (a)                                                                   925


Puerto Rico - 8.3%        1,500    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (e)                                  1,558

                          1,380    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (g)                                  1,482

                          1,200    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                   Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (c)                               1,338

                          2,750    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                   Capital Appreciation Revenue Bonds, Series A, 4.48% due 7/01/2030 (c)(k)                   925

                          2,250    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                   Capital Appreciation Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)(k)                   529

                          2,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                   7/01/2028 (b)                                                                            2,082

                          2,110    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                   Facilities Revenue Bonds (Ascension Health), RIB, Series 377, 8.34% due
                                   11/15/2030 (i)                                                                           2,390

                            600    Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds,
                                   Series A, 5.25% due 8/01/2057                                                              629

                                   Total Municipal Bonds (Cost - $196,986) - 154.9%                                       203,753



                                   Municipal Bonds Held in Trust (m)
New Jersey - 4.0%         2,500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                   6% due 1/01/2018 (d)                                                                     2,619

                          2,500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                   6% due 1/01/2019 (d)                                                                     2,620

                                   Total Municipal Bonds Held in Trust (Cost - $5,089) - 4.0%                               5,239


                         Shares
                          Held     Short-Term Securities
                             88    CMA New Jersey Municipal Money Fund, 2.99% (j)(l)                                           88

                                   Total Short-Term Securities (Cost - $88) - 0.0%                                             88

                                   Total Investments (Cost - $202,163*) - 158.9%                                          209,080
                                   Liabilities in Excess of Other Assets - (1.1%)                                         (1,490)
                                   Liability for Trust Certificates, Including Interest Expense Payable - (1.9%)          (2,508)
                                   Preferred Stock, at Redemption Value - (55.9%)                                        (73,516)
                                                                                                                       ----------
                                   Net Assets Applicable to Common Stock - 100.0%                                      $  131,566
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of July 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $         199,798
                                                  =================
    Gross unrealized appreciation                 $           7,779
    Gross unrealized depreciation                             (997)
                                                  -----------------
    Net unrealized appreciation                   $           6,782
                                                  =================

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FSA Insured.

(e) MBIA Insured.

(f) XL Capital Insured.

(g) Prerefunded.

(h) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(i) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA New Jersey Municipal Money Fund         (1,273)            $28


(k) Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) Represents the current yield as of July 31, 2007.

(m) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.


Item 2 - Controls and Procedures

2(a) - 	 The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniYield New Jersey Insured Fund, Inc.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield New Jersey Insured Fund, Inc.


Date: September 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
	------------------------
        Robert C. Doll, Jr.,
        Chief Executive Officer (principal executive officer) of
	BlackRock MuniYield New Jersey Insured Fund, Inc.


Date: September 20, 2007


By:	/s/ Donald C. Burke
	--------------------
        Donald C. Burke,
        Chief Financial Officer (principal financial officer) of
        BlackRock MuniYield New Jersey Insured Fund, Inc.


Date: September 20, 2007